Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 21.1	$ (1.0)	$ (0.4)	$ (4.4)	$ (10.7)	$ (0.1)	$ 19.9	$ (13.5)	$ 15.3	$ (4.4)	$ (28.2)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax									(86.3)	(58.9)	(59.6)
Other Comprehensive Income (Loss), Foreign Currency Translation Adjustment, Tax									4.9	5.2	3.2
Other comprehensive income (loss), net of tax
Foreign currency translation, net									(81.4)	(53.7)	(56.4)
Net unrealized gain (loss)									0.3	(0.6)	4.8
Amortization of accumulated loss									0.4	0.3	0.0
Benefit (provision) for income taxes									(0.2)	0.1	(1.8)
Hedges instruments, net									0.5	(0.2)	3.0
Net unrealized gain									0.0	0.2	0.0
Provision for income taxes									0.0	(0.1)	0.0
Available-for-sale securities, net									0.0	0.1	0.0
Total other comprehensive loss, net of tax									(80.9)	(53.8)	(53.4)
Comprehensive loss									(65.6)	(58.2)	(81.6)
Less: comprehensive income (loss) attributable to noncontrolling interests									(2.8)	1.5	(2.3)
Comprehensive loss attributable to TransUnion									$ (68.4)	$ (56.7)	$ (83.9)